Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2025
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans
The net periodic benefit cost of the defined benefit plans of Japanese entities includes the following components.

	Millions of yen
	Six months ended September 30
	2024	2025
Service cost	¥2,884	¥2,702
Interest cost	2,020	2,528
Expected return on plan assets	(2,833)	(2,684)
Amortization of net actuarial losses	922	368
Amortization of prior service cost	(230)	(271)

Net periodic benefit cost	¥2,763	¥2,643